Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	€ 3,220	€ 2,023
Total deferred tax liabilities	2,051	1,111
Total deferred tax assets, net	1,169	912
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	504	668
Total deferred tax liabilities	1,006	628
Property, plant and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	19	28
Total deferred tax liabilities	544	95
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	11	11
Total deferred tax liabilities	224	139
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	61	55
Total deferred tax liabilities	148	153
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	135	116
Total deferred tax liabilities	13	12
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	268	140
Total deferred tax liabilities	1	0
Other provisions and obligations
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	1,330	424
Total deferred tax liabilities	50	18
Contract liabilities/deferred income
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	553	229
Total deferred tax liabilities	6	23
Carryforwards of unused tax losses
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	131	150
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	56	21
Other
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	152	181
Total deferred tax liabilities	€ 59	€ 43